EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan Disclosure [Line Items]
Maximum percentage of employees contribution	100.00%
Employer contribution	$ 0	$ 0